MERRILL LYNCH RETIREMENT OPTIMIZER

Issued by

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement dated February 8, 2017

to the

Prospectus dated May 1, 2005

MERRILL LYNCH RETIREMENT POWER

Issued by

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement dated February 8, 2017

to the

Prospectus dated May 1, 2007

MERRILL LYNCH RETIREMENT OPTIMIZER

MERRILL LYNCH RETIREMENT POWER

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A

Supplement dated February 8, 2017

to the

Prospectus dated May 1, 2004

Effective on or about April 1, 2017 the Asset Allocation Program will be terminated. The quarterly reallocation on March 31, 2017 will be the last reallocation, if applicable, and rebalance associated with the Asset Allocation Program. Any reference to the Asset Allocation Program in the Prospectus is hereby deleted.

Unless you provide instructions directing us otherwise, on or about April 1, 2017, your contract value in the Asset Allocation Program will continue to be rebalanced through the self-directed, quarterly Rebalancing Program utilizing the same subaccounts and allocation percentages to which account value was allocated, as of March 31, 2017.

The rebalance associated with the Rebalancing Program will take place on the last business day of each calendar quarter, as described in the Prospectus.

If you have questions about the termination of the Asset Allocation Program and/or the Rebalancing Program, please contact us at 800-535-5549.

Effective on or about April 1, 2017, the following investment options are generally available to policies:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TA Multi-Managed Balanced – Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P.Morgan Investment Management, Inc., and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA Janus Balanced – Service Class	Transamerica Janus Balanced VP – Service Class	Janus Capital Management LLC
Investment Objective: Long-term growth consistent with preservation of capital and balanced with current income.
TA BlackRock Global Allocation – Service Class	Transamerica BlackRock Global Allocation VP	BlackRock Investment Management, LLC
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Retirement Optimizer, dated May 1, 2005 and May 1, 2004 respectively; and

Merrill Lynch Retirement Power, dated May 1, 2007 and May 1, 2004, respectively